Derivative financial instruments - Disclosure of hedged items in cash flow hedges and hedges of net investments in foreign operations (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about hedged items [line items]
Balance in currency translation reserve for continuing hedges	£ 3,690	£ 3,783	£ 4,992
Cash flow hedges
Disclosure of detailed information about hedged items [line items]
Change in fair value used as a basis to determine ineffectiveness	1,369	(2,474)
Balance in cash flow hedging reserve for continuing hedges	329	(208)
Balance in currency translation reserve for continuing hedges	0	0
Balances remaining in cash flow hedging reserve for which hedge accounting is no longer applied	3,072	4,051
Balances remaining in currency translation reserve for which hedge accounting is no longer applied	0	0
Hedging gains or losses recognised in other comprehensive income	1,369	(2,474)
Hedge ineffectiveness recognised in the income statement	19	160
Cash flow hedges | Cash and balances at central banks | Interest rate risk
Disclosure of detailed information about hedged items [line items]
Change in fair value used as a basis to determine ineffectiveness	495	(1,004)
Balance in cash flow hedging reserve for continuing hedges	123	(151)
Balance in currency translation reserve for continuing hedges	0	0
Balances remaining in cash flow hedging reserve for which hedge accounting is no longer applied	1,495	2,121
Balances remaining in currency translation reserve for which hedge accounting is no longer applied	0	0
Hedging gains or losses recognised in other comprehensive income	495	(1,004)
Hedge ineffectiveness recognised in the income statement	22	132
Cash flow hedges | Subordinated liabilities | Foreign exchange risk
Disclosure of detailed information about hedged items [line items]
Change in fair value used as a basis to determine ineffectiveness	18
Balance in cash flow hedging reserve for continuing hedges	(9)
Balance in currency translation reserve for continuing hedges	0
Balances remaining in cash flow hedging reserve for which hedge accounting is no longer applied	0
Balances remaining in currency translation reserve for which hedge accounting is no longer applied	0
Hedging gains or losses recognised in other comprehensive income	18
Hedge ineffectiveness recognised in the income statement	0
Hedge of net investment in foreign operations
Disclosure of detailed information about hedged items [line items]
Change in fair value used as a basis to determine ineffectiveness	10	(686)
Balance in cash flow hedging reserve for continuing hedges	0	0
Balance in currency translation reserve for continuing hedges	1,457	1,510
Balances remaining in cash flow hedging reserve for which hedge accounting is no longer applied	0	0
Balances remaining in currency translation reserve for which hedge accounting is no longer applied	96	96
Hedging gains or losses recognised in other comprehensive income	10	(686)
Hedge ineffectiveness recognised in the income statement	0	0
Hedge of net investment in foreign operations | USD foreign operations
Disclosure of detailed information about hedged items [line items]
Change in fair value used as a basis to determine ineffectiveness	136	(522)
Balance in cash flow hedging reserve for continuing hedges	0	0
Balance in currency translation reserve for continuing hedges	1,449	1,374
Balances remaining in cash flow hedging reserve for which hedge accounting is no longer applied	0	0
Balances remaining in currency translation reserve for which hedge accounting is no longer applied	0	0
Hedging gains or losses recognised in other comprehensive income	136	(522)
Hedge ineffectiveness recognised in the income statement	0	0
Hedge of net investment in foreign operations | EUR foreign operations
Disclosure of detailed information about hedged items [line items]
Change in fair value used as a basis to determine ineffectiveness	(109)	(49)
Balance in cash flow hedging reserve for continuing hedges	0	0
Balance in currency translation reserve for continuing hedges	(26)	83
Balances remaining in cash flow hedging reserve for which hedge accounting is no longer applied	0	0
Balances remaining in currency translation reserve for which hedge accounting is no longer applied	0	0
Hedging gains or losses recognised in other comprehensive income	(109)	(49)
Hedge ineffectiveness recognised in the income statement	0	0
Hedge of net investment in foreign operations | Other foreign operations
Disclosure of detailed information about hedged items [line items]
Change in fair value used as a basis to determine ineffectiveness	(17)	(115)
Balance in cash flow hedging reserve for continuing hedges	0	0
Balance in currency translation reserve for continuing hedges	34	53
Balances remaining in cash flow hedging reserve for which hedge accounting is no longer applied	0	0
Balances remaining in currency translation reserve for which hedge accounting is no longer applied	96	96
Hedging gains or losses recognised in other comprehensive income	(17)	(115)
Hedge ineffectiveness recognised in the income statement	0	0
Financial assets at amortised cost | Cash flow hedges | Loans and advances at amortised cost | Interest rate risk
Disclosure of detailed information about hedged items [line items]
Change in fair value used as a basis to determine ineffectiveness	438	(694)
Balance in cash flow hedging reserve for continuing hedges	182	94
Balance in currency translation reserve for continuing hedges	0	0
Balances remaining in cash flow hedging reserve for which hedge accounting is no longer applied	1,552	1,909
Balances remaining in currency translation reserve for which hedge accounting is no longer applied	0	0
Hedging gains or losses recognised in other comprehensive income	438	(694)
Hedge ineffectiveness recognised in the income statement	(8)	23
Financial assets at amortised cost | Cash flow hedges | Loans and advances at amortised cost | Foreign exchange risk
Disclosure of detailed information about hedged items [line items]
Change in fair value used as a basis to determine ineffectiveness	300	(463)
Balance in cash flow hedging reserve for continuing hedges	106	30
Balance in currency translation reserve for continuing hedges	0	0
Balances remaining in cash flow hedging reserve for which hedge accounting is no longer applied	0	0
Balances remaining in currency translation reserve for which hedge accounting is no longer applied	0	0
Hedging gains or losses recognised in other comprehensive income	300	(463)
Hedge ineffectiveness recognised in the income statement	5	5
Financial assets at amortised cost | Cash flow hedges | Debt securities at amortised cost | Inflation risk
Disclosure of detailed information about hedged items [line items]
Change in fair value used as a basis to determine ineffectiveness	118	(313)
Balance in cash flow hedging reserve for continuing hedges	(73)	(181)
Balance in currency translation reserve for continuing hedges	0	0
Balances remaining in cash flow hedging reserve for which hedge accounting is no longer applied	25	21
Balances remaining in currency translation reserve for which hedge accounting is no longer applied	0	0
Hedging gains or losses recognised in other comprehensive income	118	(313)
Hedge ineffectiveness recognised in the income statement	£ 0	£ 0